UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Orbitronix, LP

Address:   4343 Von Karman Ave.
           3rd Floor
           Newport Beach, CA 92660


Form 13F File Number: 28-14384


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fariborz Maseeh
Title:  Manager of URBITRONIX, LLC, General Partner of Orbitronix, LP
Phone:  (949) 640-0801

Signature,  Place,  and  Date  of  Signing:

/s/ Fariborz Maseeh                Newport Beach, CA                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:  $      190,912
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ISHARES MSCI JAPAN INDEX ETF (PSE)       MSCI JAPAN     464286848    4,705  500,000 SH       SOLE                500,000      0    0
BERKSHIRE HATHWAY CL B ORD (NYS)         CL B           84670702    34,415  413,000 SH       SOLE                413,000      0    0
CORNING ORD (NYS)                        COM            219350105    3,879  300,000 SH       SOLE                300,000      0    0
ISHARES MSCI EMERGING MKTS IDX ETF (PSE) MSCI EMERG MKT 464287234    7,827  200,000 SH       SOLE                200,000      0    0
SIRIUS XM RADIO INC (NMQ)                COM            82967N108      278  150,000 SH       SOLE                150,000      0    0
ISHARES MSCI ITALY INDEX ETF (PSE)       MSCI ITALY     464286855    1,169  103,400 SH       SOLE                103,400      0    0
ARCH COAL ORD (NYS)                      COM            39380100       689  100,000 SH       SOLE                100,000      0    0
FRONTIER COMMUNICATIONS CL B ORD (NYS)   COM            35906A108      383  100,000 SH       SOLE                100,000      0    0
HEWLETT PACKARD ORD (NYS)                COM            428236103    2,011  100,000 SH       SOLE                100,000      0    0
INDIA CF (NYS)                           COM            454089103    2,038  100,000 SH       SOLE                100,000      0    0
PPL ORD (NYS)                            COM            69351T106    2,781  100,000 SH       SOLE                100,000      0    0
SELECT SECTOR UTI SELECT SPDR ETF (PSE)  SBI INT-UTILS  81369Y886    2,219   60,000 SH       SOLE                 60,000      0    0
STEC ORD (NMQ)                           COM            784774101      468   60,000 SH       SOLE                 60,000      0    0
ISHARES DOW JONE SELECT DIV INDX ETF     DJ SEL DIV INX 464287168    2,821   50,200 SH       SOLE                 50,200      0    0
(PSE)
ULTRA PETROLEUM ORD (NYS)                COM            903914109    1,154   50,000 SH       SOLE                 50,000      0    0
CH ROBINSON WORLDWIDE ORD (NMQ)          COM            12541W209    2,341   40,000 SH       SOLE                 40,000      0    0
FRANCE TELECOM ADR REPSG 1 ORD (NYS)     SPONSORED ADR  35177Q105      393   30,000 SH       SOLE                 30,000      0    0
DELL ORDINARY (NMQ)                      COM            24702R101      250   20,000 SH       SOLE                 20,000      0    0
GREEN MTN COFFEE STK (NMQ)               COM            393122106      436   20,000 SH       SOLE                 20,000      0    0
NOVABAY PHARMACEUTICALS ORD (ASE)        COM            66987P102       24   19,000 SH       SOLE                 19,000      0    0
PRO-DEX ORD (NMQ)                        COM            74265M205       12    6,000 SH       SOLE                  6,000      0    0
GENERAL ELECTRIC CO                      COM            369604103    3,200  200,000 SH  PUT  SOLE                200,000      0    0
FRONTIER COMMUNICATIONS CORP             COM            35906A108      700  175,000 SH  PUT  SOLE                175,000      0    0
HEWLETT-PACKARD CO                       COM            428236103    2,205  105,000 SH  PUT  SOLE                105,000      0    0
BERKSHIRE HATHAWAY INC-CL B              CL B           084670702    7,250  100,000 SH  PUT  SOLE                100,000      0    0
ENCANA CORP                              COM            292505104    1,500  100,000 SH  PUT  SOLE                100,000      0    0
ISHARES MSCI SOUTH KOREA IND             MSCI S KOREA   464286772    4,000  100,000 SH  PUT  SOLE                100,000      0    0
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103   16,000  100,000 SH  CALL SOLE                100,000      0    0
                                         ETR TR
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103   16,500  100,000 SH  CALL SOLE                100,000      0    0
                                         ETR TR
ALCOA INC                                COM            013817101      700   77,800 SH  CALL SOLE                 77,800      0    0
ISHARES MSCI JAPAN INDEX FD              MSCI JAPAN     464286848      542   60,200 SH  PUT  SOLE                 60,200      0    0
AK STEEL HOLDING CORP                    COM            001547108      400   50,000 SH  CALL SOLE                 50,000      0    0
ISHARES MSCI GERMANY INDEX               MSCI GERMANY   464286806      850   50,000 SH  PUT  SOLE                 50,000      0    0
FACEBOOK INC-A                           CL A           30303M102    1,000   50,000 SH  PUT  SOLE                 50,000      0    0
CONSUMER STAPLES SPDR                    SBI CONS STPLS 81369Y308    1,472   46,000 SH  PUT  SOLE                 46,000      0    0
COACH INC                                COM            189754104    4,200   40,000 SH  CALL SOLE                 40,000      0    0
LIMITED BRANDS INC                       COM            532716107    2,400   40,000 SH  CALL SOLE                 40,000      0    0
STARBUCKS CORP                           COM            855244109    2,600   40,000 SH  CALL SOLE                 40,000      0    0
FAIR ISAAC CORP                          COM            303250104    1,500   30,000 SH  CALL SOLE                 30,000      0    0
RALPH LAUREN CORP                        COM            751212101    5,640   28,200 SH  CALL SOLE                 28,200      0    0
WALT DISNEY CO/THE                       COM            254687106    1,480   26,900 SH  CALL SOLE                 26,900      0    0
FASTENAL CO                              COM            311900104    1,554   25,900 SH  CALL SOLE                 25,900      0    0
INTUIT INC                               COM            461202103    1,750   25,000 SH  CALL SOLE                 25,000      0    0
NISOURCE INC                             COM            65473P105      750   25,000 SH  CALL SOLE                 25,000      0    0
ANADARKO PETROLEUM CORP                  COM            032511107    2,300   20,000 SH  CALL SOLE                 20,000      0    0
DOLLAR TREE INC                          COM            256746108    1,050   20,000 SH  CALL SOLE                 20,000      0    0
ISHARES DJ SELECT DIVIDEND               DJ SEL DIV INX 464287168    1,080   20,000 SH  PUT  SOLE                 20,000      0    0
LOWE'S COS INC                           COM            548661107      680   20,000 SH  CALL SOLE                 20,000      0    0
PETSMART INC                             COM            716768106    1,400   20,000 SH  CALL SOLE                 20,000      0    0
SIMON PROPERTY GROUP INC                 COM            828806109    3,400   20,000 SH  CALL SOLE                 20,000      0    0
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103    2,600   20,000 SH  PUT  SOLE                 20,000      0    0
                                         ETR TR
SUPERVALU INC                            COM            868536103       80   20,000 SH  PUT  SOLE                 20,000      0    0
UNDER ARMOUR INC-CLASS A                 CL A           904311107    2,300   20,000 SH  CALL SOLE                 20,000      0    0
UNITED TECHNOLOGIES CORP                 COM            913017109    1,900   20,000 SH  CALL SOLE                 20,000      0    0
VF CORP                                  COM            918204108    3,700   20,000 SH  CALL SOLE                 20,000      0    0
WHOLE FOODS MARKET INC                   COM            966837106    1,850   20,000 SH  CALL SOLE                 20,000      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ISHARES BARCLAYS 20+ YEAR TR             BARCLYS 20+ YR 464287432    2,580   17,200 SH  CALL SOLE                 17,200      0    0
COACH INC                                COM            189754104    1,640   16,400 SH  CALL SOLE                 16,400      0    0
CATERPILLAR INC                          COM            149123101    1,710   11,400 SH  CALL SOLE                 11,400      0    0
BIOGEN IDEC INC                          COM            09062X103    1,150   10,000 SH  PUT  SOLE                 10,000      0    0
BIOGEN IDEC INC                          COM            09062X103    1,350   10,000 SH  CALL SOLE                 10,000      0    0
LULULEMON ATHLETICA INC                  COM            550021109    1,100   10,000 SH  CALL SOLE                 10,000      0    0
OCEANEERING INTL INC                     COM            675232102      700   10,000 SH  CALL SOLE                 10,000      0    0
PETSMART INC                             COM            716768106      650   10,000 SH  PUT  SOLE                 10,000      0    0
US NATURAL GAS FUND LP                   UNIT NEW       912318201       80   10,000 SH  CALL SOLE                 10,000      0    0
YUM! BRANDS INC                          COM            988498101      850   10,000 SH  CALL SOLE                 10,000      0    0
YUM! BRANDS INC                          COM            988498101      900   10,000 SH  CALL SOLE                 10,000      0    0
DOLLAR GENERAL CORP                      COM            256677105      605    9,300 SH  CALL SOLE                  9,300      0    0
OCEANEERING INTL INC                     COM            675232102      585    9,000 SH  CALL SOLE                  9,000      0    0
CATERPILLAR INC                          COM            149123101    1,204    8,600 SH  CALL SOLE                  8,600      0    0
MCDONALD'S CORP                          COM            580135101      525    6,000 SH  PUT  SOLE                  6,000      0    0
FEDEX CORP                               COM            31428X106      684    5,700 SH  CALL SOLE                  5,700      0    0
WW GRAINGER INC                          COM            384802104    1,300    5,000 SH  CALL SOLE                  5,000      0    0
AGILENT TECHNOLOGIES INC                 COM            00846U101      259    4,700 SH  CALL SOLE                  4,700      0    0
CHIPOTLE MEXICAN GRILL INC               COM            169656105    1,900    4,000 SH  CALL SOLE                  4,000      0    0
WHOLE FOODS MARKET INC                   COM            966837106      314    3,300 SH  CALL SOLE                  3,300      0    0